LEASES - Operating Lease Liabilities Payments Due (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Maturity of operating lease liabilities at the end of the year
2022			¥ 31,854
2023	¥ 17,945		21,800
2024	16,304		18,718
2025	2,253		2,776
Subtotal	36,502		75,148
Less imputed interest	1,273		3,047
Present value of operating lease liabilities	¥ 35,229	$ 5,108	¥ 72,101